January 4, 2008

Securities and Exchange Commission

100 F Street NE.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for EquiTrust Variable Insurance Series Fund (“Registrant”) File No.: 811-05069

To the Commission:

Registrant hereby files a preliminary proxy statement and form of proxy. It is intended that definitive proxy materials will be mailed on or about January 14, 2008. Please call the undersigned at (312) 609-7616 with any questions or comments regarding this filing.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

Enclosures